UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME FUNDS

Legg Mason Partners Capital and Income Fund

FORM NQ

SEPTEMBER 30, 2006

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 70.2%
CONSUMER DISCRETIONARY - 13.6%
Hotels, Restaurants & Leisure - 5.4%
412,200	Las Vegas Sands Corp. *	$28,173,870
1,393,800	McDonald’s Corp.	54,525,456
590,500	Station Casinos Inc.	34,148,615
461,700	Wendy’s International Inc.	30,933,900

	Total Hotels, Restaurants & Leisure	147,781,841

Household Durables - 0.0%
1,839,865	Home Interiors of Gifts Inc. (a)(b)*	18,399

Media - 6.9%
791,800	Comcast Corp., Special Class A Shares *	29,146,158
438,300	EchoStar Communications Corp., Class A Shares *	14,349,942
409,445	Lamar Advertising Co., Class A Shares *	21,868,458
1,029,300	NTL Inc.	26,175,099
1,185,408	SES Global SA, FDR	17,790,767
4,508,300	Time Warner Inc.	82,186,309

	Total Media	191,516,733

Specialty Retail - 1.3%
908,006	Barnes & Noble, Inc.	34,449,747

	TOTAL CONSUMER DISCRETIONARY	373,766,720

CONSUMER STAPLES - 5.2%
Household Products - 1.8%
805,875	Procter & Gamble Co.	49,948,132

Tobacco - 3.4%
1,211,200	Altria Group Inc.	92,717,360

	TOTAL CONSUMER STAPLES	142,665,492

ENERGY - 5.4%
Energy Equipment & Services - 1.7%
1,176,100	Halliburton Co.	33,460,045
172,100	SEACOR Holdings Inc. *	14,198,250

	Total Energy Equipment & Services	47,658,295

Oil, Gas & Consumable Fuels - 3.7%
1,032,500	Anadarko Petroleum Corp.	45,254,475
436,762	Cheniere Energy Inc. *	12,976,199
641,800	Total SA, ADR	42,320,292

	Total Oil, Gas & Consumable Fuels	100,550,966

	TOTAL ENERGY	148,209,261

FINANCIALS - 16.5%
Commercial Banks - 1.5%
1,142,200	Wells Fargo & Co.	41,324,796

Consumer Finance - 6.6%
1,493,100	American Express Co.	83,733,048
706,804	Capital One Financial Corp.	55,597,203
817,200	SLM Corp.	42,478,056

	Total Consumer Finance	181,808,307

Diversified Financial Services - 1.3%
666,348	Bank of America Corp.	35,696,262

Insurance - 6.1%
828,100	American International Group Inc.	54,869,906
918,500	Chubb Corp.	47,725,260
537,200	Fidelity National Financial Inc.	22,374,380

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Insurance - 6.1% (continued)
1,023,200	First American Corp.	$43,322,288

	Total Insurance	168,291,834

Real Estate Investment Trusts (REITs) - 0.6%
72,600	Avalonbay Communities Inc.	8,741,040
144,000	Equity Residential	7,283,520

	Total Real Estate Investment Trusts (REITs)	16,024,560

Real Estate Management & Development - 0.4%
280,400	Brookfield Asset Management Inc., Class A	12,432,936

	TOTAL FINANCIALS	455,578,695

HEALTH CARE - 6.7%
Biotechnology - 0.4%
903,274	BioMarin Pharmaceutical Inc. *	12,853,589

Health Care Equipment & Supplies - 1.5%
2,768,300	Boston Scientific Corp. *	40,943,157

Health Care Providers & Services - 1.8%
635,500	WellPoint Inc. *	48,965,275

Pharmaceuticals - 3.0%
1,663,900	Bristol-Myers Squibb Co.	41,464,388
1,459,200	Pfizer Inc.	41,382,912

	Total Pharmaceuticals	82,847,300

	TOTAL HEALTH CARE	185,609,321

INDUSTRIALS - 7.8%
Aerospace & Defense - 1.6%
1,051,400	Honeywell International Inc.	43,002,260

Electrical Equipment - 2.5%
2,618,100	ABB Ltd., ADR	34,506,558
605,000	Rockwell Automation Inc.	35,150,500

	Total Electrical Equipment	69,657,058

Industrial Conglomerates - 2.2%
1,642,300	General Electric Co.	57,973,190
295,800	Hexcel Corp. *	4,185,570

	Total Industrial Conglomerates	62,158,760

Machinery - 1.5%
597,654	Eaton Corp.	41,148,478

	TOTAL INDUSTRIALS	215,966,556

INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 2.7%
1,529,500	Cisco Systems Inc. *	35,178,500
945,800	Comverse Technology Inc. *	20,277,952
192,200	Research In Motion Ltd. *	19,731,252

	Total Communications Equipment	75,187,704

Computers & Peripherals - 0.0%
142,395	Silicon Graphics (b)	949,775

Electronic Equipment & Instruments - 1.7%
1,457,800	Agilent Technologies Inc. *	47,655,482

IT Services - 2.3%
381,000	Fidelity National Information Services Inc.	14,097,000
1,148,000	First Data Corp.	48,216,000

	Total IT Services	62,313,000

Software - 4.1%
2,382,300	Microsoft Corp.	65,108,259

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES		SECURITY	VALUE
Software - 4.1% (continued)
2,645,100		Oracle Corp. *	$46,924,074

		Total Software	112,032,333

		TOTAL INFORMATION TECHNOLOGY	298,138,294

MATERIALS - 1.6%
Construction Materials - 1.1%
473,800		Cemex SA de CV, Participation Certificate, ADR *	14,251,904
173,700		Martin Marietta Materials Inc.	14,698,494

		Total Construction Materials	28,950,398

Metals & Mining - 0.5%
534,700		Compass Minerals International Inc.	15,137,357

		TOTAL MATERIALS	44,087,755

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
1		Windstream Corp.	13

UTILITIES - 2.6%
Electric Utilities - 0.5%
479,229		ITC Holdings Corp.	14,951,945

Independent Power Producers & Energy Traders - 0.6%
264,000		TXU Corp.	16,505,280

Multi-Utilities - 1.5%
824,500		Sempra Energy	41,431,125

		TOTAL UTILITIES	72,888,350

		TOTAL COMMON STOCKS (Cost - $1,791,502,437)	1,936,910,457

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
1,302		Spanish Broadcasting System Inc., Series B, 10.750% (c)	1,448,475

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
2,830		Chesapeake Energy Corp., Convertible, 6.250%	713,981

		TOTAL PREFERRED STOCKS (Cost - $2,034,220)	2,162,456

FACE AMOUNT	RATING‡
ASSET-BACKED SECURITIES - 1.0%
Home Equity - 1.0%
$1,000,000	A	Ameriquest Mortgage Securities Inc., Series 2003-12, Class M2, 7.024% due 1/25/34 (d)	1,017,890
3,000,000	A+	Argent Securities Inc., Series 2004-W8, Class M04, 6.630% due 5/25/34 (d)	3,027,089
1,500,000	AA+	Bear Stearns Asset-Backed Securities Inc., Series 2004-HE5, Class M1, 5.894% due 7/25/34 (d)	1,500,934
36,771	BBB	Bear Stearns Asset-Backed Securities Inc., Net Interest Margin Trust, Series 2004-HE1N, Class A1, 5.500% due 2/25/34 (e)	36,630
1,900,000	A	Chase Funding Mortgage Loan Asset-Backed, Series 2004-01, Class 2M2, 6.210% due 7/25/33 (d)	1,908,118
173,474	BBB	Cityscape Home Equity Loan Trust, Series 1997-C, Class B1A, 7.025% due 7/25/28 (a)(d)	124,901
		Countrywide Asset-Backed Certificates:
274,040	AA	Series 2003-03, Class M4, 6.260% due 3/25/33 (d)	276,551
26,457	BBB	Series 2004-02N, Class N1, 5.000% due 2/25/35 (e)	26,281
440,000	AA	Series 2004-05, Class M4, 6.580% due 6/25/34 (d)	446,837

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity - 1.0% (continued)
$541,486	A2(f)	CS First Boston Mortgage Securities Corp., Series 2001-HE8, Class M2, 6.880% due 2/25/31 (d)	$542,358
73,417	BBB+	Finance America Net Interest Margin Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (e)	18,880
1,000,000	A+	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF2, Class M4, 6.230% due 3/25/34 (d)	1,005,228
		Fremont Home Loan Trust:
1,000,000	A+	Series 2004-01, Class M5, 6.430% due 2/25/34 (d)	1,003,861
1,750,000	A+	Series 2004-B, Class M4, 6.500% due 5/24/34 (d)	1,752,914
		Merrill Lynch Mortgage Investors Inc.:
44,621	BBB+	Series 2004-WM2N, Class N1, 4.500% due 12/25/34 (e)	44,024
8,587	BBB-(g)	Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (e)	8,548
1,600,000	A	Morgan Stanley Asset-Backed Securities Capital I, Series 2004-HE4, Class M2, 6.630% due 5/25/34 (d)	1,600,994
		New Century Home Equity Loan Trust:
1,250,000	AA	Series 2001-NC1, Class M2, 6.980% due 6/20/31 (d)	1,251,822
1,000,000	A	Series 2003-04, Class M2, 7.150% due 10/25/33 (d)	1,009,157
		Novastar Home Equity Loan:
1,000,000	A+	Series 2004-01, Class M4, 6.305% due 6/25/34 (d)	1,008,592
1,500,000	A	Series 2004-02, Class M5, 6.830% due 9/25/34 (d)	1,516,253
1,250,000	BBB	Series 2005-02, Class M10, 8.330% due 10/25/35 (d)	1,183,310
		Option One Mortgage Loan Trust:
672,957	A	Series 2002-04, Class M2, 7.025% due 7/25/32 (d)	674,094
1,300,000	A	Series 2003-04, Class M2, 6.980% due 7/25/33 (d)	1,310,714
750,000	AA	Series 2004-02, Class M2, 6.380% due 5/25/34 (d)	750,469
750,000	A-	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 7.230% due 3/25/34 (d)	757,619
619,164	Aaa(f)	SACO I Trust, Series 2005-02, Class A, 5.530% due 4/25/35 (d)(e)	619,481
		Sail Net Interest Margin Notes:
141,210	Ba2(f)	Series 2003-BC2A, Class A, 7.750% due 4/27/33 (e)	49,492
35,690	BBB	Series 2004-2A, Class A, 5.500% due 3/27/34 (e)	12,353
218,785	Ba2(f)	Saxon Asset Securities Trust, Series 1999-3, Class BF1A, 8.640% due 12/25/32	213,316
2,000,000	A	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, 7.180% due 10/25/33 (d)	2,008,285
268,188	Aa2(f)	WMC Mortgage Loan Pass-Thru Certificates, Series 1999-A, Class M2, 7.580% due 10/15/29 (d)	274,499

		TOTAL ASSET-BACKED SECURITIES
		(Cost - $27,097,682)	26,981,494

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
380,000	AA-	American Home Mortgage Investment Trust, Series 2005-4, Class M3, 6.185% due 11/25/45 (d)	380,133
7,400,000	AAA	Banc of America Funding Corp., Series 2006-H, Class 1A1, 5.701% due 9/20/46 (b)(d)	7,426,640
4,293,565	Aaa(f)	Banc of America Mortgage Securities, 5.021% due 7/25/35 (d)	4,250,940
3,058,492	AAA	Bear Stearns Alt-A Trust, Series 2004-9, Class 3A1, 5.251% due 9/25/34 (d)	3,052,531
		Federal Home Loan Mortgage Corp. (FHLMC):
123,894	NR	Series 2764, Class DT, 6.000% due 3/15/34 (d)	118,540
607,542	NR	Series 2780, Class SL, PAC, 6.000% due 4/15/34 (d)	602,280
1,386,955	A+	Impac CMB Trust, Series 2004-04, Class 2M2, 6.830% due 9/25/34 (d)	1,397,283
		MLCC Mortgage Investors Inc.:
605,091	AA-	Series 2004-A, Class B2, 6.250% due 4/25/29 (d)	607,086
611,407	AA-	Series 2004-B, Class B2, 6.210% due 5/25/29 (d)	615,841
		Structured Asset Securities Corp.:
798,027	AA	Series 1998-2, Class M1, 6.430% due 2/25/28 (d)	800,993
375,548	AA(g)	Series 1998-3, Class M1, 6.330% due 3/25/28 (d)	375,998

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9% (continued)
$1,550,159	AAA	Series 2004-3, Class 3A1, 5.500% due 3/25/19	$1,541,404
3,508,973	AAA	Washington Mutual Inc., Series 2006-AR10, Class 1A1, 5.980% due 9/25/36 (d)	3,543,282

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $24,633,057)	24,712,951

CONVERTIBLE BONDS & NOTES - 3.6%
Biotechnology - 1.0%
6,000,000	BBB	Genzyme Corp., Senior Notes, 1.250% due 12/1/23	6,600,000
8,450,000	NR	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	7,890,187
16,000,000	NR	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	13,760,000

		Total Biotechnology	28,250,187

Communications Equipment - 1.6%
45,000,000	B	Ciena Corp., Senior Notes, 3.750% due 2/1/08	43,650,000

Computers & Peripherals - 0.1%
4,000,000	NR	Silicon Graphics Inc., Senior Notes, 6.500% due 6/1/09 (h)	2,780,000

Real Estate Investment Trusts (REITs) - 0.5%
10,000,000	BB	Host Marriott LP, 3.250% due 4/15/24 (e)	14,012,500

Semiconductors & Semiconductor Equipment - 0.1%
1,315,000	CC	Amkor Technologies Inc., Senior Subordinated Bond, 2.500% due 5/15/11	1,104,600

Software - 0.3%
7,725,000	NR	Mentor Graphics Corp., 6.250% due 3/1/26 (e)	8,941,688

		TOTAL CONVERTIBLE BONDS & NOTES (Cost - $101,048,338)	98,738,975

CORPORATE BONDS & NOTES - 15.8%
Aerospace & Defense - 0.3%
985,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	972,688
2,375,000	B	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	2,357,187
4,675,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	4,569,812
300,000	BBB+	Lockheed Martin Corp., Notes, 7.700% due 6/15/08	310,661
267,000	BBB	Raytheon Co., Notes, 4.500% due 11/15/07	264,688

		Total Aerospace & Defense	8,475,036

Air Freight & Logistics - 0.0%
284,000	BBB	FedEx Corp., Global Notes, 2.650% due 4/1/07	280,198

Airlines - 0.1%
1,970,000	B	Continental Airlines Inc., Pass-Through Certificates, Series 2001-2, Class D, 7.568% due 12/1/06	1,971,231

Auto Components - 0.1%
1,425,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,346,625
		Visteon Corp., Senior Notes:
1,810,000	B-	8.250% due 8/1/10	1,773,800
520,000	B-	7.000% due 3/10/14	468,000

		Total Auto Components	3,588,425

Automobiles - 0.4%
		Ford Motor Co.:
		Debentures:
500,000	B	6.625% due 10/1/28	375,625
635,000	B	8.875% due 1/15/22	550,069
4,340,000	B	Notes, 7.450% due 7/16/31	3,374,350

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Automobiles - 0.4% (continued)
$6,410,000	B-	General Motors Corp., Senior Debentures, 8.250% due 7/15/23	$5,584,712

		Total Automobiles	9,884,756

Beverages - 0.0%
250,000	A+	Anheuser-Busch Cos. Inc., 9.000% due 12/1/09	278,091
300,000	A	Bottling Group LLC, Senior Notes, 2.450% due 10/16/06	299,710
250,000	A-	Diageo Capital PLC, Notes, 3.500% due 11/19/07	245,168
300,000	A	PepsiAmericas Inc., Senior Notes, 6.375% due 5/1/09	306,871

		Total Beverages	1,129,840

Biotechnology - 0.0%
170,000	B	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (e)	162,350

Building Products - 0.4%
5,000,000	BBB-	American Standard Co. Inc., Senior Notes, 8.250% due 6/1/09 (i)	5,326,125
2,580,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	2,586,450
1,125,000	B	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	1,198,125
1,540,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,463,000
1,455,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.298% due 3/1/14	1,011,225

		Total Building Products	11,584,925

Capital Markets - 0.1%
325,000	BBB+	Amvescap PLC, Senior Notes, 5.900% due 1/15/07	325,313
1,140,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	1,242,600
		E*TRADE Financial Corp., Senior Notes:
565,000	B+	7.375% due 9/15/13	580,537
520,000	B+	7.875% due 12/1/15	549,900
275,000	A+	Morgan Stanley, Notes, 5.800% due 4/1/07	275,491

		Total Capital Markets	2,973,841

Chemicals - 0.4%
3,000,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	3,232,500
4,524,000	B	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09	4,614,480
2,245,000	BB	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	2,458,275
190,000	A-	Monsanto Co., Notes, 4.000% due 5/15/08	186,204
240,000	BBB+	Potash Corp. of Saskatchewan, 7.125% due 6/15/07	242,861
3,000	A	PPG Industries Inc., Notes, 6.500% due 11/1/07	3,021
350,000	A	Praxair Inc., Notes, 2.750% due 6/15/08	336,555
817,000	B-	Rhodia SA, Senior Notes, 10.250% due 6/1/10	919,125

		Total Chemicals	11,993,021

Commercial Banks - 0.1%
250,000	A+	ABN Amro Bank NV, Subordinated Notes, 7.125% due 6/18/07	253,041
325,000	A+	American Express Centurion Bank, Notes, 5.420% due 10/19/06 (d)	325,397
270,000	A+	Banesto Finance Ltd., 7.500% due 3/25/07	272,383
175,000	BBB+	Bank United Corp., Senior Notes, 8.875% due 5/1/07	178,410
275,000	A	Corporacion Andina de Fomento, Notes, 5.840% due 10/26/06 (d)	274,994
200,000	AA-	Credit Suisse First Boston USA Inc., Notes, 5.750% due 4/15/07	200,357
163,635	AA-	Fifth Third Bank, Notes, 2.870% due 8/10/09	157,174
250,000	AA-	FleetBoston Financial Corp., Medium-Term Notes, Series T, 4.200% due 11/30/07	247,070
210,000	A	Key Bank National Association, Notes, 5.000% due 7/17/07	209,098
350,000	A+	Marshall & Ilsley Bank, 3.800% due 2/8/08	343,343
300,000	AA-	SunTrust Bank, 4.550% due 5/25/09	295,537

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Commercial Banks - 0.1% (continued)
$350,000	AA	U.S. Bank North America, Notes, 2.870% due 2/1/07	$346,969
225,000	A1(f)	Wachovia Corp., Subordinated Notes, 6.400% due 4/1/08	229,325
225,000	AA	Wells Fargo & Co., Notes, 5.509% due 12/26/06 (d)	225,164

		Total Commercial Banks	3,558,262

Commercial Services & Supplies - 0.3%
		Allied Waste North America Inc., Senior Notes, Series B:
683,000	BB-	9.250% due 9/1/12	731,664
2,247,000	B+	7.375% due 4/15/14	2,224,530
1,100,000	BB-	7.250% due 3/15/15	1,097,250
1,325,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	1,378,000
175,000	BBB	Waste Management Inc., 7.000% due 10/15/06	175,073
2,705,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (e)	2,907,875

		Total Commercial Services & Supplies	8,514,392

Computers & Peripherals - 0.0%
550,000	A-	Hewlett-Packard Co., Senior Notes, 5.500% due 7/1/07	550,604
275,000	A+	IBM Canada Credit Services Co., Senior Notes, 3.750% due 11/30/07 (e)	270,095

		Total Computers & Peripherals	820,699

Consumer Finance - 0.6%
		Ford Motor Credit Co.:
4,350,000	B	Notes, 7.000% due 10/1/13	4,041,511
		Senior Notes:
3,537,000	B	10.640% due 12/15/06 (d)(e)	3,699,918
169,000	B	9.750% due 9/15/10 (e)	174,629
		General Motors Acceptance Corp., Notes:
4,000,000	BB	5.625% due 5/15/09	3,903,012
5,000,000	BB	6.750% due 12/1/14	4,888,805
200,000	A	SLM Corp., Medium-Term Notes, Series A, 5.685% due 10/25/06 (d)	200,820
325,000	AAA	Toyota Motor Credit Corp., Medium-Term Notes, 5.650% due 1/15/07	325,196

		Total Consumer Finance	17,233,891

Containers & Packaging - 0.6%
2,325,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	2,295,937
		Graphic Packaging International Corp.:
720,000	B-	Senior Notes, 8.500% due 8/15/11	739,800
2,480,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	2,548,200
5,000,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12 (i)	5,300,000
2,800,000	B	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	2,814,000
1,575,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (e)	1,598,625

		Total Containers & Packaging	15,296,562

Diversified Consumer Services - 0.2%
		Hertz Corp.:
1,875,000	B	Senior Notes, 8.875% due 1/1/14 (e)	1,973,437
3,065,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (e)	3,386,825

		Total Diversified Consumer Services	5,360,262

Diversified Financial Services - 0.9%
250,000	A+	American General Finance Corp., Medium-Term Notes, Series G, 5.750% due 3/15/07	250,463
400,000	A+	Bank of America Corp., Subordinated Notes, 6.375% due 2/15/08	405,754
1,630,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (e)	1,625,925

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Financial Services - 0.9% (continued)
$250,000	A	Bear Stearns Cos. Inc., Notes, 5.700% due 1/15/07	$250,139
200,000	BBB+	Capital One Bank, Notes, 5.750% due 9/15/10	203,103
1,575,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (e)	1,519,875
250,000	A	CIT Group Inc., Senior Notes, 5.500% due 11/30/07	250,755
		CitiSteel USA Inc., Senior Secured Notes:
615,000	CCC+	12.949% due 3/1/07 (d)	638,062
485,000	NR	15.000% due 10/1/10 (c)(e)	522,588
243,086	A-	Core Investment Grade Bond Trust I, Pass-Through Certificates, 4.659% due 11/30/07	241,531
275,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	266,586
185,000	B+	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (e)	191,013
250,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 5.497% due 12/22/06 (d)	250,289
2,755,000	B	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	2,823,875
250,000	AA-	HSBC Finance Corp., Senior Subordinated Notes, 5.875% due 2/1/09	254,269
1,155,000	B-	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (e)	1,195,425
4,100,000	AAA	Inter-American Development Bank, Notes, 5.125% due 9/13/16	4,153,300
225,000	AA-	International Lease Finance Corp., Notes, 5.750% due 10/15/06	225,009
325,000	A-	John Deere Capital Corp., Medium-Term Notes, Series D, 4.400% due 7/15/09	319,060
250,000	A+	JPMorgan Chase & Co., Senior Notes, 5.350% due 3/1/07	249,939
310,000	A+	Nationwide Building Society, Medium-Term Notes, 2.625% due 1/30/07 (e)	307,313
320,000	A+	Rio Tinto Finance USA Ltd., Notes, 2.625% due 9/30/08	303,682
275,000	AAA	TIAA Global Markets Inc., Notes, 4.125% due 11/15/07 (e)	271,764
1,430,000	BB+	TNK-BP Finance SA, 7.500% due 7/18/16 (e)	1,496,538
530,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	559,150
815,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	884,275
4,450,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	4,338,750

		Total Diversified Financial Services	23,998,432

Diversified Telecommunication Services - 1.3%
		Cincinnati Bell Inc.:
745,000	B-	Senior Notes, 7.000% due 2/15/15	733,825
1,415,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	1,436,225
1,595,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	1,718,612
250,000	A	GTE North Inc., Debentures, Series H, 5.650% due 11/15/08	250,752
1,570,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	1,656,350
11,750,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	12,220,000
		Intelsat Bermuda Ltd., Senior Notes:
1,620,000	B+	9.250% due 6/15/16 (e)	1,711,125
3,305,000	B	11.250% due 6/15/16 (e)	3,528,087
65,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	57,200
		NTL Cable PLC, Senior Notes:
400,000	B-	8.750% due 4/15/14	417,000
875,000	B-	9.125% due 8/15/16	907,813
845,000	B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	876,688
		Qwest Communications International Inc., Senior Notes:
1,400,000	B	7.500% due 2/15/14	1,410,500
3,615,000	B	Series B, 7.500% due 2/15/14	3,642,112
5,320,000	BB	Qwest Corp., Debentures, 6.875% due 9/15/33	4,881,100

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Telecommunication Services - 1.3% (continued)
$301,000	BBB+	Telecom Italia Capital, Senior Notes, 4.000% due 11/15/08	$292,125

		Total Diversified Telecommunication Services	35,739,514

Electric Utilities - 0.1%
221,000	A	Consolidated Edison Co. of New York Inc., Debentures, 6.250% due 2/1/08	223,790
175,000	BBB+	Entergy Gulf States Inc., First Mortgage Notes, 3.600% due 6/1/08	169,717
250,000	A	Georgia Power Co., 4.875% due 7/15/07	249,190
1,168,720	BB-	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	1,242,496

		Total Electric Utilities	1,885,193

Energy Equipment & Services - 0.0%
200,000	BBB+	Cameron International Corp., Senior Notes, 2.650% due 4/15/07	197,016
175,000	BBB	Consolidated Natural Gas Co., Senior Notes, Series B, 5.375% due 11/1/06	174,975
175,000	BBB	Duke Energy Field Services LLC, Senior Notes, 5.750% due 11/15/06	175,037
270,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	279,450

		Total Energy Equipment & Services	826,478

Food & Staples Retailing - 0.0%
350,000	A	Costco Wholesale Corp., Senior Notes, 5.500% due 3/15/07	349,754
325,000	BBB-	Safeway Inc., Senior Unsecured Notes, 6.500% due 11/15/08	332,332

		Total Food & Staples Retailing	682,086

Food Products - 0.2%
1,470,000	BB+	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-2, 8.620% due 1/2/25	1,515,019
300,000	A	Campbell Soup Co., Notes, 6.900% due 10/15/06	300,131
		Dole Food Co. Inc., Senior Notes:
3,340,000	B	7.250% due 6/15/10	3,114,550
666,000	B	8.875% due 3/15/11	641,025
300,000	BBB	Heinz H.J. Co., Notes, 6.000% due 3/15/08	302,066
200,000	BBB+	Kellogg Co., Senior Notes, 2.875% due 6/1/08	192,549
325,000	BBB+	Kraft Foods Inc., Notes, 4.625% due 11/1/06	324,774

		Total Food Products	6,390,114

Health Care Providers & Services - 0.8%
1,750,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,863,750
2,830,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	2,794,625
		HCA Inc.:
1,980,000	BB+	Notes, 6.375% due 1/15/15	1,603,800
		Senior Notes:
1,410,000	BB+	6.300% due 10/1/12	1,196,738
1,410,000	BB+	6.500% due 2/15/16	1,135,050
5,500,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	5,348,750
		Tenet Healthcare Corp., Senior Notes:
4,350,000	CCC+	7.375% due 2/1/13	3,942,187
549,000	CCC+	9.875% due 7/1/14	549,686
3,050,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	2,977,563
250,000	A	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08	243,006

		Total Health Care Providers & Services	21,655,155

Hotels, Restaurants & Leisure - 1.2%
		Caesars Entertainment Inc., Senior Subordinated Notes:
575,000	BB-	7.875% due 3/15/10	600,875
1,000,000	BB-	8.125% due 5/15/11	1,060,000
250,000	A-	Carnival Corp., Secured Notes, 3.750% due 11/15/07	245,542

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure - 1.2% (continued)
$550,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	$563,750
2,950,000	CCC+	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	3,068,000
2,750,000	BB	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	2,939,063
1,950,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	2,052,375
5,000,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	4,775,000
2,350,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	2,217,813
341,000	A	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	343,311
		MGM MIRAGE Inc., Senior Subordinated Notes:
6,000,000	B+	9.750% due 6/1/07 (i)	6,172,500
1,310,000	B+	8.375% due 2/1/11	1,372,291
1,525,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	1,494,500
3,655,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	3,718,962
200,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	213,500
3,200,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	3,016,000

		Total Hotels, Restaurants & Leisure	33,853,482

Household Durables - 0.3%
880,000	BB	Beazer Homes USA Inc., Senior Notes, 8.125% due 6/15/16	860,200
175,000	BBB	Centex Corp., Notes, 4.750% due 1/15/08	173,491
		K Hovnanian Enterprises Inc.:
670,000	BB	6.250% due 1/15/16	592,950
2,295,000	BB	Senior Notes, 8.625% due 1/15/17	2,289,262
1,135,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,156,281
255,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.667% due 9/1/12	207,825
2,725,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	2,793,125

		Total Household Durables	8,073,134

Household Products - 0.1%
950,000	CCC	Nutro Products Inc., Senior Subordinated Notes, 10.750% due 4/15/14 (e)	1,021,250
		Spectrum Brands Inc., Senior Subordinated Notes:
790,000	CCC	8.500% due 10/1/13	687,300
144,000	CCC	7.375% due 2/1/15	115,920

		Total Household Products	1,824,470

Independent Power Producers & Energy Traders - 0.7%
2,194,000	NR	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	2,157,272
		AES Corp., Senior Notes:
687,000	B	8.875% due 2/15/11	738,525
2,065,000	B	7.750% due 3/1/14	2,157,925
2,950,000	D	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11	3,163,875
150,000	BBB	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08	146,936
		Edison Mission Energy, Senior Notes:
240,000	BB-	7.500% due 6/15/13 (e)	243,600
1,650,000	BB-	7.750% due 6/15/16 (e)	1,678,875
1,875,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,886,719
		NRG Energy Inc., Senior Notes:
1,200,000	B-	7.250% due 2/1/14	1,194,000
5,200,000	B-	7.375% due 2/1/16	5,180,500

		Total Independent Power Producers & Energy Traders	18,548,227

Industrial Conglomerates - 0.1%
1,149,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	1,249,538

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Insurance - 0.2%
$225,000	AA	Allstate Financial Global Funding, Notes, 2.500% due 6/20/08 (e)	$215,303
2,440,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	2,513,200
300,000	A	Genworth Financial Inc., Notes, 4.750% due 6/15/09	297,131
300,000	BBB	Marsh & McLennan Cos. Inc., Notes, 5.640% due 10/13/06 (d)	300,001
300,000	AA-	Nationwide Life Global Funding I, Notes, 5.580% due 12/28/06 (d)(e)	300,481
325,000	AA	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08	315,576
300,000	A	Prudential Financial Inc., Medium-Term Notes, 3.750% due 5/1/08	293,284
220,000	BBB+	Unitrin Inc., Senior Notes, 5.750% due 7/1/07	220,017

		Total Insurance	4,454,993

Internet & Catalog Retail - 0.0%
1,145,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,133,550

IT Services - 0.1%
		Sungard Data Systems Inc.:
2,000,000	B-	Senior Notes, 9.125% due 8/15/13	2,080,000
1,230,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	1,273,050

		Total IT Services	3,353,050

Machinery - 0.1%
1,650,000	BB	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14	1,664,438
480,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 7.381% due 4/15/14	424,800
129,000	B+	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	130,290

		Total Machinery	2,219,528

Media - 2.0%
1,850,000	B-	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	1,951,750
		AMC Entertainment Inc.:
310,000	B-	Senior Notes, Series B, 8.625% due 8/15/12	321,625
2,700,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16	2,956,500
435,000	CCC+	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., Senior Subordinated Notes, 10.500% due 8/15/14 (e)	426,300
2,410,000	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	2,391,925
		CCH I Holdings LLC/CCH I Holdings Capital Corp.:
1,750,000	CCC-	Senior Notes, 11.750% due 5/15/14	1,255,625
100,747	CCC(g)	Senior Secured Notes, 11.000% due 10/1/15 (e)	91,428
2,670,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	2,443,050
		CCH II LLC/CCH II Capital Corp., Senior Notes:
2,330,875	CCC-	10.250% due 9/15/10	2,389,147
1,927,845	CCC(g)	10.250% due 10/1/13 (e)	1,971,222
1,675,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (e)	1,727,344
175,000	BBB-	Clear Channel Communications Inc., Senior Notes, 3.125% due 2/1/07	173,598
		CSC Holdings Inc.:
1,090,000	B+	Senior Debentures, 7.625% due 7/15/18	1,121,338
		Senior Notes:
125,000	B+	7.250% due 4/15/12 (e)	125,156
3,945,000	B+	Series B, 7.625% due 4/1/11 (i)	4,068,281
		Dex Media Inc., Discount Notes:
2,525,000	B	step bond to yield 8.763% due 11/15/13	2,139,937
3,000,000	B	step bond to yield 9.248% due 11/15/13	2,542,500
2,160,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 6.375% due 6/15/15	2,041,200
		EchoStar DBS Corp., Senior Notes:
4,675,000	BB-	6.625% due 10/1/14	4,458,781

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 2.0% (continued)
$2,615,000	BB-	7.125% due 2/1/16 (e)	$2,539,819
1,330,000	CCC+	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 1.091% due 10/15/13	1,167,075
1,195,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (e)	1,287,613
2,750,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	2,650,312
1,625,000	B-	LIN Television Corp., Series B, 6.500% due 5/15/13	1,523,438
1,510,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	1,483,575
		R.H. Donnelley Corp.:
		Senior Discount Notes:
875,000	B	Series A-1, 6.875% due 1/15/13	802,813
1,700,000	B	Series A-2, 6.875% due 1/15/13	1,559,750
1,775,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16	1,788,312
		Rainbow National Services LLC:
60,000	B+	Senior Notes, 8.750% due 9/1/12 (e)	64,500
2,000,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (e)	2,270,000
1,960,000	BB+	Rogers Cable Inc., Secured Notes, 5.500% due 3/15/14	1,852,200
225,000	A-	Walt Disney Co., Medium-Term Notes, 5.500% due 12/29/06	225,147
1,205,000	CCC	XM Satellite Radio Inc., Senior Notes, 9.750% due 5/1/14	1,156,800

		Total Media	54,968,061

Metals & Mining - 0.1%
700,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	770,000
1,165,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (e)	1,205,775

		Total Metals & Mining	1,975,775

Multi-Utilities - 0.0%
300,000	A+	Keyspan Gas East Corp., Medium-Term Notes, 6.900% due 1/15/08	305,012
276,000	BBB+	United Utilities PLC, Notes, 6.450% due 4/1/08	279,531

		Total Multi-Utilities	584,543

Multiline Retail - 0.1%
2,405,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	2,609,425
275,000	A+	Target Corp., Senior Notes, 5.500% due 4/1/07	275,202

		Total Multiline Retail	2,884,627

Office Electronics - 0.2%
3,025,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	3,100,625
3,050,000	BB+	Xerox Corp., Senior Notes, 6.400% due 3/15/16	3,050,000

		Total Office Electronics	6,150,625

Oil, Gas & Consumable Fuels - 1.7%
2,235,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	2,307,638
250,000	A-	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06	250,072
2,775,000	CCC+	Chaparral Energy Inc., Senior Notes, 8.500% due 12/1/15	2,768,063
		Chesapeake Energy Corp., Senior Notes:
4,625,000	BB	6.375% due 6/15/15	4,440,000
1,750,000	BB	6.500% due 8/15/17	1,649,375
1,425,000	BB	6.250% due 1/15/18	1,328,813
3,250,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	3,445,000
485,000	BB-	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	482,575
500,000	A-	Conoco Funding Co., 5.450% due 10/15/06	500,006
		El Paso Corp., Medium-Term Notes:
400,000	B	7.375% due 12/15/12	408,500
955,000	B	7.800% due 8/1/31	983,650
3,550,000	B	7.750% due 1/15/32	3,656,500
3,275,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	3,217,687

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 1.7% (continued)
$1,170,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (e)	$1,117,350
150,000	A-	Noble Drilling Corp., Senior Notes, 6.950% due 3/15/09	155,744
250,000	A-	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	256,390
2,500,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	2,537,500
1,140,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (e)	1,151,400
1,400,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	1,342,250
1,900,000	B	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	1,809,750
3,030,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	3,045,150
300,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	316,738
		Whiting Petroleum Corp., Senior Subordinated Notes:
1,049,000	B	7.250% due 5/1/12	1,033,265
1,375,000	B	7.000% due 2/1/14	1,347,500
		Williams Cos. Inc.:
1,220,000	BB-	Notes, 8.750% due 3/15/32	1,342,000
		Senior Notes:
2,500,000	BB-	7.625% due 7/15/19	2,612,500
780,000	BB-	7.750% due 6/15/31	783,900
1,800,000	BBB	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	1,964,786

		Total Oil, Gas & Consumable Fuels	46,254,102

Paper & Forest Products - 0.3%
		Abitibi-Consolidated Inc.:
1,200,000	B+	Notes, 7.750% due 6/15/11	1,104,000
855,000	B+	Senior Notes, 8.375% due 4/1/15	782,325
2,630,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	2,610,275
1,875,000	B+	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	1,851,562
		NewPage Corp.:
90,000	CCC+	Senior Secured Notes, 11.739% due 11/1/06 (d)	97,650
1,080,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	1,123,200
		Verso Paper Holdings LLC:
570,000	B+	Senior Secured Notes, 9.125% due 8/1/14 (e)	576,413
460,000	B-	Senior Subordinated Notes, 11.375% due 8/1/16 (e)	458,850

		Total Paper & Forest Products	8,604,275

Personal Products - 0.1%
350,000	AA-	Gillette Co., Notes, 3.500% due 10/15/07	342,939
840,000	B+	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	875,700

		Total Personal Products	1,218,639

Pharmaceuticals - 0.2%
2,073,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	2,015,993
2,675,000	B-	Warner Chilcott Corp., Senior Subordinated Notes, 8.750% due 2/1/15	2,782,000
305,000	A	Wyeth, Notes, 4.375% due 3/1/08	301,149

		Total Pharmaceuticals	5,099,142

Real Estate Investment Trusts (REITs) - 0.3%
1,800,000	B	Felcor Lodging LP, Senior Notes, 8.500% due 6/1/11	1,914,750
70,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	71,750
		Host Marriott LP:
400,000	BB	Senior Notes, Series O, 6.375% due 3/15/15	390,000
940,000	BB	Series Q, 6.750% due 6/1/16	931,775
200,000	BBB	iStar Financial Inc., Senior Notes, Series B, 4.875% due 1/15/09	197,483
995,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	902,962
3,200,000	BB	Omega Healthcare Investors Inc., Senior Notes, 7.000% due 1/15/16	3,168,000
200,000	A-	Simon Property Group LP, Notes, 6.375% due 11/15/07	201,782

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 0.3% (continued)
$425,000	BB+	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	$424,469

		Total Real Estate Investment Trusts (REITs)	8,202,971

Road & Rail - 0.1%
200,000	BBB+	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07	202,486
2,000,000	B-	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	2,130,000
906,000	CCC+	Horizon Lines LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	937,710

		Total Road & Rail	3,270,196

Semiconductors & Semiconductor Equipment - 0.0%
1,100,000	B-	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	673,750

Software - 0.1%
1,790,000	B-	UGS Capital Corp. II, Senior Subordinated Notes, 10.380% due 6/1/11 (c)(e)	1,825,800

Specialty Retail - 0.1%
1,145,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,056,263
395,000	CCC+	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (e)	440,425
1,380,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,338,600

		Total Specialty Retail	2,835,288

Textiles, Apparel & Luxury Goods - 0.2%
3,350,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	3,492,375
1,200,000	B-	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	1,170,000
1,844,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14	1,323,070

		Total Textiles, Apparel & Luxury Goods	5,985,445

Thrifts & Mortgage Finance - 0.0%
300,000	BBB+	GreenPoint Financial Corp., Senior Notes, 3.200% due 6/6/08	289,357

Tobacco - 0.0%
200,000	BBB	Altria Group Inc., Notes, 7.200% due 2/1/07	200,733

Trading Companies & Distributors - 0.2%
750,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (e)	783,750
685,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (e)	705,550
2,000,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (e)	2,105,000
1,340,000	B-	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (e)	1,356,750

		Total Trading Companies & Distributors	4,951,050

Wireless Telecommunication Services - 0.4%
5,000,000	A	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12 (i)	5,634,280
270,000	BB	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	283,838
1,920,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	2,011,200
200,000	BBB+	Sprint Capital Corp., Notes, 6.000% due 1/15/07	200,228
2,930,000	BBB+	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	3,193,700

		Total Wireless Telecommunication Services	11,323,246

		TOTAL CORPORATE BONDS & NOTES (Cost - $434,056,398)	436,012,260

MORTGAGE-BACKED SECURITIES - 6.3%
FHLMC - 2.2%
		Federal Home Loan Mortgage Corp. (FHLMC):

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
FHLMC - 2.2% (continued)
$14,343,326		5.124% due 6/1/35 (d)	$14,231,013
		Gold:
1,802,423		7.000% due 6/1/17	1,844,238
187,277		8.500% due 9/1/25	201,016
13,446,354		6.000% due 2/1/26-2/1/36	13,559,942
1,395,815		6.500% due 8/1/29	1,430,921
29,727,965		Federal Home Loan Mortgage Corp. (FHLMC) Gold, 6.000% due 7/1/21	30,156,266

		TOTAL FHLMC	61,423,396

FNMA - 2.3%
		Federal National Mortgage Association (FNMA):
1,459,859		8.000% due 12/1/12	1,492,180
2,527,172		5.500% due 1/1/14-4/1/35	2,507,256
3,468,878		7.000% due 3/15/15-6/1/32	3,584,840
9,561,757		4.209% due 4/1/35 (d)	9,712,768
2,581,587		5.500% due 4/1/35 (d)	2,545,448
13,925,700		5.621% due 4/1/36 (d)	14,030,143
22,148,404		5.588% due 5/1/36 (d)	22,269,528
6,600,000		6.000% due 10/1/36	6,632,502

		TOTAL FNMA	62,774,665

GNMA - 1.8%
49,203,006		Government National Mortgage Association (GNMA), 5.500% due 8/15/21	49,423,602

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $173,582,855)	173,621,663

SOVEREIGN BOND - 0.0%
Canada - 0.0%
300,000	AA	Province of Ontario, 3.282% due 3/28/08 (Cost — $295,356)	291,868

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Agency - 0.1%
2,410,000		Federal National Mortgage Association (FNMA), Notes, 5.000% due 9/15/08	2,411,868

U.S. Government Obligations - 0.2%
160,000		U.S. Treasury Bonds, 4.500% due 2/15/36	153,363
		U.S. Treasury Notes:
1,225,000		4.875% due 4/30/08	1,227,153
500,000		4.500% due 2/15/09	498,379
4,980,000		4.500% due 11/15/15	4,933,317

		Total U.S. Government Obligations	6,812,212

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $9,022,453)	9,224,080

CONTRACTS
PURCHASED OPTIONS - 0.2%
7,975		iShares Trust, Put @ 71, expires 11/06	1,435,500
3,429		S&P 500 Index, Put @ 1,300, expires 11/06	3,257,550

		TOTAL PURCHASED OPTIONS (Cost - $5,262,243)	4,693,050

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,568,535,039)	$2,713,349,254

SHORT-TERM INVESTMENTS - 2.9%
Repurchase Agreements - 2.9%
$25,950,000	Interest in $518,363,000 joint tri-party repurchase agreement dated 9/29/06 with Greenwich Capital Markets Inc., 5.350% due 10/2/06; Proceeds at maturity - $25,961,569; (Fully collateralized by various U.S. Government Agency Obligations, 4.221% to 7.589% due 11/1/18 to 2/1/37; Market value - $26,469,210)	25,950,000
53,707,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity - $53,730,855; (Fully collateralized by various U.S. Government Agency Obligations, 3.940% to 4.125% due 10/19/07 to 9/30/09; Market value - $53,778,882) (i)	53,707,000

	Total Repurchase Agreements (Cost - $79,657,000)	79,657,000

U.S. Government Agency - 0.0%
300,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (j)(k) (Cost - $288,917)	289,039

	TOTAL SHORT-TERM INVESTMENTS (Cost - $79,945,917)	79,946,039

	TOTAL INVESTMENTS - 101.3% (Cost - $2,648,480,956#)	2,793,295,293
	Liabilities in Excess of Other Assets - (1.3)%	(35,162,736)

	TOTAL NET ASSETS - 100.0%	$2,758,132,557

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Rating by Moody’s Investors Service.

(g)	Rating by Fitch Ratings Service.

(h)	Security is currently in default.

(i)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 17 and 18 for definitions of ratings.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

FDR	— Fiduciary Depositary Receipt

Schedule of Options Written

CONTRACTS	SECURITY	VALUE
1,428	Altria Group Inc., Call @ 80, expires 11/06	$121,380
6,091	Altria Group Inc., Call @ 80, expires 10/06	182,730

	TOTAL OPTIONS WRITTEN
	(Premiums received - $921,485)	$304,110

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Bond Ratings (unaudited) (continued)

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Capital and Income Fund (formerly known as SB Capital and Income Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Income Funds (formerly known as Smith Barney Income Funds) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of the changes in stock market prices or interest rates, as a substitute for buying or selling securities, as a cash flow management technique, and to increase the Fund’s total return. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and

Notes to Schedule of Investments (unaudited) (continued)

subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement(s) of Assets and Liabilities. The Fund(s) bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$175,654,930
Gross unrealized depreciation	(30,840,593)

Net unrealized appreciation	$144,814,337

At September 30, 2006, the Fund held purchased put options with a total cost of $5,262,243 and a total market value of $4,693,050.

At September 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 2 Year Notes	249	12/06	$50,815,277	$50,920,500	$105,223

Contracts to Sell:
U.S. Treasury 5 Year Notes	53	12/06	5,551,141	5,592,328	(41,187)
U.S. Treasury 10 Year Notes	231	12/06	24,715,259	24,962,437	(247,178)

					(288,365)

Net Unrealized Loss on Open Futures Contracts					$(183,142)

During the period ended September 30, 2006, written option transactions for the Fund were as follows:

Notes to Schedule of Investments (unaudited) (continued)

	Number of Contracts	Premiums
Options written, outstanding December 31, 2005	—	—
Options written	10,402	$2,777,835
Options closed	(2,883)	(1,856,350)
Options expired	—	—

Options written, outstanding September 30, 2006	7,519	$921,485

At September 30, 2006, the Fund had open forward foreign currency contracts as described below:

Forward Foreign Currency Contract
To Buy:	Local Currency	Market Value	Settlement Date	Unrealized Loss
Canadian Dollar
	7,650,000	$6,867,739	11/7/06	$(11,974)
Forward Foreign Currency Cross Contract
To Buy:
	Market Value		Settlement Date	Unrealized Loss
	Japanese Yen	Canadian Dollar
Japanese Yen (Buy 794,070,000) vs. Canadian Dollar (Sell 7,650,000)	$6,768,304	$6,867,739	11/7/06	$(99,435)

Net Unrealized Loss on Open Forward Foreign and Cross Currency Contracts:				$(111,409)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 28, 2006

By:	/s/ ROBERT J. BRAULT
Robert J. Brault Chief Financial Officer

Date: November 28, 2006